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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: September 30, 2011
                                       ------------------

Check here if Amendment [_]; Amendment Number: _________________________________

  This Amendment (Check only one.): [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vulcan Value Partners, LLC

Address: 3500 Blue Lake Drive, Suite 400
         Birmingham, AL 35423

Form 13F File Number: 28-_________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   F. Hampton McFadden, Jr.

Title:  Chief Compliance Officer

Phone:  205-803-1582

Signature, Place, and Date of Signing:

  /s/ F. Hampton McFadden, Jr.       Birmingham, AL            August 29, 2012
                                                                      --

Report Type:

[X]  13F HOLDINGS REPORT

[_]  13F NOTICE

[_]  13F COMBINATION REPORT

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0
                                                  -----------

Form 13F Information Table Entry Total:               46
                                                  -----------

Form 13F Information Table Value Total:            $267,223
                                                  -----------
                                                  (thousands)

List of Other Included Managers: NONE

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                           FORM 13F INFORMATION TABLE

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- x$1000    PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
D APPLE INC                      COM              037833100     8796    23068 SH       SOLE                  18731        0     4337
D C.R. BARD INC                  COM              067383109     3384    38651 SH       SOLE                  31851        0     6800
D BANK OF NEW YORK MELLON CORP   COM              064058100     7039   378630 SH       SOLE                 308469        0    70161
D BOLT TECHNOLOGY CORP           COM              097698104     1554   155251 SH       SOLE                 155251        0        0
D CHUBB CORP                     COM              171232101     8768   146150 SH       SOLE                 119650        0    26500
D COMCAST "A SPL"                COM              20030N200    10080   486470 SH       SOLE                 411170        0    75300
D CISCO SYSTEMS INC              COM              17275R102     9196   593288 SH       SOLE                 481288        0   112000
D DONALDSON CO                   COM              257651109     2831    51660 SH       SOLE                  51660        0        0
D DIAGEO PLC-ADR                 COM              25243Q205     4921    64814 SH       SOLE                  53514        0    11300
D WALT DISNEY CO                 COM              254687106    10096   334758 SH       SOLE                 290066        0    44692
D DISCOVERY COMMUNICATIONS - A   COM              25470F104      770    20478 SH       SOLE                  20478        0        0
D DISCOVERY COMMUNICATIONS - C   COM              25470F302    10688   304082 SH       SOLE                 254125        0    49957
D DUN & BRADSTREET CORP          COM              26483E100     2053    33510 SH       SOLE                  33510        0        0
D DOVER CORP                     COM              260003108     9074   194721 SH       SOLE                 165271        0    29450
D DIRECTV                        COM              25490A101    13689   323857 SH       SOLE                 275657        0    48200
D ENDURANCE SPECIALTY HOLDINGS   COM              G30397106     2873    84139 SH       SOLE                  84139        0        0
D EATON VANCE CORP               COM              278265103     4570   205225 SH       SOLE                 205225        0        0
D FAIR ISAAC CORP                COM              303250104     1900    87041 SH       SOLE                  87041        0        0
D GOOGLE INC                     COM              38259P508    13968    27121 SH       SOLE                  23357        0     3764
D HEARTLAND PMT SYS              COM              42235N108     2318   117535 SH       SOLE                 117535        0        0
D IDEX CORP                      COM              45167R104     1969    63194 SH       SOLE                  63194        0        0
D INTERVAL LEISURE GROUP         COM              46113M108     2253   169152 SH       SOLE                 169152        0        0
D ITURAN LOCATION & CONTROL LT   COM              M6158M104     2448   210135 SH       SOLE                 210135        0        0
D JARDEN CORPORATION             COM              471109108     2392    84648 SH       SOLE                  84648        0        0
D JANUS CAP GROUP INC            COM              47102X105     2444   407276 SH       SOLE                 407276        0        0
D JOS A BANK CLOTHIERS INC       COM              480838101     1409    30226 SH       SOLE                  30226        0        0
D KMG CHEMICALS I                COM              482564101     2127   172678 SH       SOLE                 172678        0        0
D COCA-COLA CO                   COM              191216100    10128   149908 SH       SOLE                 126908        0    23000
D LINCOLN ELECTRIC HOLDINGS      COM              533900106     2315    79810 SH       SOLE                  79810        0        0
D MASTERCARD INC                 COM              57636Q104     7397    23324 SH       SOLE                  20024        0     3300
D MEDTRONIC INC                  COM              585055106     4381   131803 SH       SOLE                 106717        0    25086
D MARKEL CORP                    COM              570535104     1000     2800 SH       SOLE                   2800        0        0
D MICROSOFT CORP                 COM              594918104    10314   414367 SH       SOLE                 351875        0    62492
D NATHAN`S FAMOUS                COM              632347100     3092   162746 SH       SOLE                 162746        0        0
D NASDAQ STOCK MKT INC           COM              631103108    13296   574574 SH       SOLE                 503674        0    70900
D NORDSON CORP                   COM              655663102     2566    64561 SH       SOLE                  64561        0        0
D PROCTER & GAMBLE               COM              742718109     5575    88246 SH       SOLE                  70946        0    17300
D PARKER HANNIFIN CORP           COM              701094104     7699   121957 SH       SOLE                 100201        0    21756
D PROASSURANCE CORP              COM              74267C106     2807    38978 SH       SOLE                  38978        0        0
D EVEREST RE GROUP LTD           COM              G3223R108    12138   152909 SH       SOLE                 132709        0    20200
D SONIC CORP                     COM              835451105     1508   213310 SH       SOLE                 213310        0        0
D TOWERS WATSON & CO             COM              891894107     3001    50198 SH       SOLE                  50198        0        0
D TIME WARNER INC                COM              887317303     5921   197553 SH       SOLE                 165153        0    32400
D TEXAS INSTRUMENTS INC          COM              882508104     6460   242415 SH       SOLE                 201131        0    41284
D UNITED TECHNOLOGIES            COM              913017109    10361   147261 SH       SOLE                 124992        0    22269
D VISA INC                       COM              92826C839    13654   159285 SH       SOLE                 133453        0    25832
